UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Global Bond Fund

	Principal Amount ($)	Value ($)

Foreign Denominated Debt Obligations 77.6%
Argentine Peso 0.3%
Republic of Argentina:
GDP Linked Note, 12/15/2035	2,278,324	86,881
5.83%, 12/31/2033 (PIK)	840,534	375,850

(Cost $306,372)		462,731

British Pound 5.2%
United Kingdom:
4.25%, 6/7/2032	860,000	1,632,953
4.25%, 3/7/2036	350,000	671,450
5.0%, 9/7/2014	1,960,000	3,824,046
8.0%, 6/7/2021	435,000	1,129,455

(Cost $7,164,578)		7,257,904
Canadian Dollar 1.5%
Government of Canada:
5.0%, 6/1/2014	1,250,000	1,116,949
Series WL43, 5.75%, 6/1/2029	970,000	997,720

(Cost $2,157,359)		2,114,669
Euro 41.4%
Aviva PLC, 5.7%, 9/29/2049	450,000	608,501
Bundesobligation:
Series 144, 3.25%, 4/17/2009	5,530,000	7,097,535
Series 139, 4.0%, 2/16/2007	3,520,000	4,587,560
Bundesrepublic Deutschland:
Series 03, 4.75%, 7/4/2034	4,000,000	5,639,958
Series 00, 5.25%, 1/4/2011	430,000	584,730
Series 00, 5.5%, 1/4/2031	1,340,000	2,069,379
Series 94, 6.25%, 1/4/2024	1,750,000	2,839,832
Buoni Poliennali Del Tes, 6.0%, 5/1/2031	450,000	712,987
Government of France:
2.5%, 7/12/2010	6,300,000	7,821,156
3.5%, 4/25/2015	5,680,000	7,095,651
Government of Ireland, 4.5%, 4/18/2020	1,380,000	1,855,584
Government of the Netherlands, 5.0%, 7/15/2012	2,150,000	2,928,440
KFW Group, 3.5%, 4/17/2009	1,700,000	2,192,221
Kingdom of Belgium, Series 35, 5.75%, 9/28/2010	5,100,000	7,028,824
Republic of Austria, 144A, 4.0%, 9/15/2016	1,340,000	1,728,045
Republic of Germany, Series 140, 4.5%, 8/17/2007	1,970,000	2,575,275

(Cost $57,117,256)		57,365,678
Japanese Yen 22.6%
Government of Japan:
Series 50, 0.8%, 9/20/2010	818,000,000	6,730,504
Series 269, 1.3%, 3/20/2015	587,000,000	4,766,933
Series 235, 1.4%, 12/20/2011	811,000,000	6,790,176
Series 214, 1.8%, 9/21/2009	880,000,000	7,472,599
Series 64, 1.9%, 9/20/2023	171,000,000	1,387,225
Series 13, 2.0%, 12/20/2033	76,000,000	582,581
Series 74, 2.1%, 12/20/2024	437,000,000	3,625,815

(Cost $32,499,571)		31,355,833
Malaysian Ringgit 1.4%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $1,879,158)	6,900,000	1,985,891
Mexican Peso 0.7%
Mexican Bonds, Series M-20, 8.0%, 12/7/2023 (Cost $1,053,866)	11,350,000	1,030,533
Norwegian Krona 2.1%
Government of Norway, 5.5%, 5/15/2009 (Cost $2,781,149)	17,500,000	2,853,356
Swedish Krona 2.4%
Government of Sweden, Series 1037, 8.0%, 8/15/2007 (Cost $3,253,951)	22,340,000	3,289,628

Total Foreign Denominated Debt Obligations (Cost $108,213,260)		107,716,223

US Dollar Denominated Debt Obligations 19.9%
United States Dollar
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	500,000	634,310
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)	262,315	300,744
Federative Republic of Brazil, 8.75%, 2/4/2025	700,000	859,250
Government of Ukraine, Series REGS, 6.58%, 11/21/2016	690,000	691,725
Government National Mortgage Association, 7.0% with various maturities until 2/15/2029	147,089	152,257
Republic of Argentina:
GDP Linked Note, 12/15/2035	4,845,608	662,879
5.59% *, 8/3/2012	367,500	339,372
8.28%, 12/31/2033 (PIK) (a)	1,102,375	1,266,078
Republic of Panama, 6.7%, 1/26/2036	120,000	121,800
Republic of Peru, 7.35%, 7/21/2025	770,000	843,150
Republic of Turkey, 6.875%, 3/17/2036	1,150,000	1,088,187
Republic of Venezuela, 5.75%, 2/26/2016	940,000	859,160
Russian Federation, Series REG S, 12.75%, 6/24/2028	330,000	592,431
United Mexican States, 8.3%, 8/15/2031	970,000	1,222,200
US Treasury Bonds:
7.25%, 5/15/2016 (a)	150,000	176,625
7.5%, 11/15/2016 (a)	4,200,000	5,055,422
US Treasury Notes:
2.25%, 2/15/2007	1,500,000	1,498,551
3.375%, 11/15/2008 (a)	12,290,000	11,963,553

Total US Dollar Denominated Debt Obligations (Cost $26,578,213)		27,635,969
	Shares	Value ($)

Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $16,478,250)	16,478,250	16,478,250
Cash Equivalents 1.5%
Cash Management QP Trust, 5.31% (d) (Cost $2,066,849)	2,066,849	2,066,849
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 153,336,572)	110.9	153,897,291
Other Assets and Liabilities, Net	(10.9)	(15,166,007)

Net Assets	100.0	138,731,284

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $16,204,644 which is 11.7% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of January 31, 2007, the Fund had entered into the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation
CAD	1,050,000	USD	896,434	4/26/2007	$ 1,973
EUR	2,185,776	JPY	341,000,000	4/26/2007	54,713
MXN	10,600,000	USD	969,613	4/26/2007	10,680
GBP	3,080,000	USD	6,076,070	4/26/2007	26,649
USD	516,441	CHF	640,000	4/26/2007	1,979
Total unrealized appreciation					$ 95,994

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation
USD	247,151	AUD	315,000	4/26/2007	$ (3,084)
EUR	1,105,409	GBP	728,000	4/26/2007	(8,833)
EUR	27,630,000	USD	35,888,101	4/26/2007	(234,849)
EUR	2,185,776	JPY	341,000,000	4/26/2007	(55,990)
JPY	1,371,600,000	USD	11,415,730	4/26/2007	(80,238)
USD	565,695	PLN	1,680,000	4/26/2007	(3,122)
EUR	1,105,409	GBP	728,000	4/26/2007	(7,355)
SEK	19,240,000	USD	2,747,355	4/26/2007	(34,080)
Total unrealized depreciation					$ (427,551)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007